UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment []; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Gryphon International Investment Corporation
Address:	20 Bay Street, Suite 1905
		Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: Alexander H.M. Becks
Title: President and Chief Compliance Officer
Phone: 416.364.2299
Signature, Place and Date of Signing
Alexander H.M. Becks  Toronto, Ontario, Canada  August 4, 2011
	[Signature]	[City, State]		 [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[] 13F NOTICE.
[] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:0

Form 13F Information Table Entry Total:42 Data Records

Form 13F Information Table Value Total:$329,709
FORM 13F INFORMATION TABLE









VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE x($1000)
SHARES/PRN AMT
SH/ PRN
PUT/CALL
INVSTMT DISCRETN
OTHER MGRS
SOLE
SHARED
NONE
Allstate Corp
Common
009724478
$146
4,785
SH

DEFINED

0
4,785
0
American Express
Common
009988572
$12,018
232,460
SH

SOLE
NONE
232,460
0
0
American Express
Common
009988572
$5,965
115,375
SH

DEFINED

0
115,375
0
Anixter International Inc.
Common
001144693
$9,201
140,810
SH

SOLE
NONE
140,810
0
0
Anixter International Inc.
Common
001144693
$4,692
71,810
SH

DEFINED

0
71,810
0
Bunge Limited
Common
013317810
$11,630
168,680
SH

SOLE
NONE
168,680
0
0
Bunge Limited
Common
013317810
$5,836
84,635
SH

DEFINED

0
84,635
0
Coach, Inc.
Common
011894461
$14,605
228,455
SH

SOLE
NONE
228,455
0
0
Coach, Inc.
Common
011894461
$8,094
126,610
SH

DEFINED

0
126,610
0
Danaher Corp
Common
009962131
$13,175
248,630
SH

SOLE
NONE
248,630
0
0
Danaher Corp
Common
009962131
$5,850
110,405
SH

DEFINED

0
110,405
0
Dover Corp
Common
009974121
$10,575
155,970
SH

SOLE
NONE
155,970
0
0
Dover Corp
Common
009974121
$4,902
72,300
SH

DEFINED

0
72,300
0
EMC Corporation
Common
268648102
$139
5,050
SH

DEFINED

0
5,050
0
Fiserv Inc
Common
010808065
$11,703
186,860
SH

SOLE
NONE
186,860
0
0
Fiserv Inc
Common
010808065
$5,691
90,870
SH

DEFINED

0
90,870
0
Honeywell International Inc
Common
010534801
$12,510
209,935
SH

SOLE
NONE
209,935
0
0
Honeywell International Inc
Common
010534801
$5,918
99,315
SH

DEFINED

0
99,315
0
Insituform Technologies A
Common
010065810
$8,315
396,540
SH

SOLE
NONE
396,540
0
0
Insituform Technologies A
Common
010065810
$3,908
186,375
SH

DEFINED

0
186,375
0
JP Morgan Chase & Co.
Common
012271654
$7,754
189,390
SH

SOLE
NONE
189,390
0
0
JP Morgan Chase & Co.
Common
012271654
$4,037
98,605
SH

DEFINED

0
98,605
0
Jacobs Engineering Group Inc.
Common
011768741
$2,636
60,945
SH

SOLE
NONE
60,945
0
0
Jacobs Engineering Group Inc.
Common
011768741
$540
12,475
SH

DEFINED

0
12,475
0
Johnson & Johnson
Common
009722513
$11,216
168,610
SH

SOLE
NONE
168,610
0
0
Johnson & Johnson
Common
009722513
$5,999
90,180
SH

DEFINED

0
90,180
0
PerkinElmer Inc
Common
010702658
$9,827
365,180
SH

SOLE
NONE
365,180
0
0
PerkinElmer Inc
Common
010702658
$4,926
183,055
SH

DEFINED

0
183,055
0
Praxair Inc.
Common
009967419
$15,597
143,895
SH

SOLE
NONE
143,895
0
0
Praxair Inc.
Common
009967419
$7,668
70,747
SH

DEFINED

0
70,747
0
Resmed
Common
011540066
$13,098
423,190
SH

SOLE
NONE
423,190
0
0
Resmed
Common
011540066
$6,531
211,020
SH

DEFINED

0
211,020
0
Thermo Fisher Scientific
Common
009729917
$16,035
249,025
SH

SOLE
NONE
249,025
0
0
Thermo Fisher Scientific
Common
009729917
$6,648
103,250
SH

DEFINED

0
103,250
0
TJX Companies
Common
009961968
$18,277
347,925
SH

SOLE
NONE
347,925
0
0
TJX Companies
Common
009961968
$9,250
176,090
SH

DEFINED

0
176,090
0
Wabtec Corp
Common
011540104
$12,667
192,735
SH

SOLE
NONE
192,735
0
0
Wabtec Corp
Common
011540104
$6,031
91,775
SH

DEFINED

0
91,775
0
Yum! Brands Inc.
Common
014856862
$12,095
218,955
SH

SOLE
NONE
218,955
0
0
Yum! Brands Inc.
Common
014856862
$3,182
57,610
SH

DEFINED

0
57,610
0
E-Commerce China Dangdang, Inc. ADR
ADR
26833A105
$783
67,524
SH

SOLE
NONE
67,524
0
0
Total SA - Spon ADR
ADR
89151E109
$40
688
SH

SOLE
NONE
688
0
0
S REPORT SUMMARY
42 DATA RECORDS



0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED